Accrued Expenses	12 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
Accrued Expenses Disclosure [Text Block]
9.	Accrued Expenses

Accrued expenses consist of the following (in thousands):

	June 30, 2016	June 30, 2015
Interest – related party (see Note 14)	$323	$-
Rent and real estate taxes – related party (see Note 14)	300	-
Research and development	122	-
Salaries and benefits	55	39
Facility expenses	53	-
Stock exchange fees	-	65
Other accrued expenses	67	55
Total accrued expenses	$920	$159